Financial Instruments - Additional Information - Derivative Financial Instruments (Detail) - USD ($) shares in Millions, $ in Millions		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Gains and (losses) related to recognition of changes in fair values of the derivative instruments		$ 39	$ 1	$ (17)
Financial Income And Other Items [Member] | CEMEX SAB De CV April 2024 Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) due to changes in estimated fair value		3
Fuel Price Forward Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount		128	96
Financial liabilities at estimated fair value		5	1
Gain (loss) due to changes in estimated fair value		7	(15)	35
Net Investment Hedges [member] | Forward Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount		741
Net foreign exchange gain (loss)			126	59
Net Investment Hedges [member] | Top of range [member] | Forward Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount		1,250
Equity Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss		$ 1	$ 2	26
Forward contract to be settled in shares		4.7	13.9
Forward contract settled in cash		9.2	6.9
Equity Investments [Member] | Forward Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain (loss)		$ 53
Interest Rate Swap Contract [Member] | Cemex [Member] | Financial Income And Other Items [Member]
Disclosure of detailed information about financial instruments [line items]
Payments on Contract	$ 14
Interest Rate Swap Contract [Member] | Top of range [member] | Cemex [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	3.05%
Interest Rate Swap Contract [Member] | Bottom of range [member] | Cemex [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	2.56%
Interest Rate Swap Contract [Member] | Electric Energy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at estimated fair value				$ 11
Borrowings, interest rate				5.40%
Interest Rate Swap Contract [Member] | Loans from banks at floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount		1,000
Financial liabilities at estimated fair value		44	$ 35
Gain (loss) due to changes in estimated fair value		9	$ 26
Interest Rate Swap Contract [Member] | Loans from banks at floating interest rate [member] | Cemex [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount		334
Financial liabilities at estimated fair value		3
Gain (loss) due to changes in estimated fair value		3
Foreign exchange forwards related to forecasted transactions [member] | 2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount		397
Foreign exchange forwards related to forecasted transactions [member] | Financial Income And Other Items [Member] | 2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain (loss)		$ 15
Foreign exchange forwards related to forecasted transactions [member] | Electric Energy [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange loss				$ 6
DollarEuro Foreign Exchange Forward Contracts [Member] | April 2024 Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		4.625%
British PoundEuro Foreign Exchange Forward Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount		$ 186
British PoundEuro Foreign Exchange Forward Contracts [Member] | Financial Income And Other Items [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) due to changes in estimated fair value		$ 9